Summary of Significant Accounting Policies - Additional Information (Details)	3 Months Ended		9 Months Ended		12 Months Ended	65 Months Ended
	Sep. 30, 2018 USD ($)	Sep. 30, 2017 USD ($)	Sep. 30, 2018 USD ($) Segment	Sep. 30, 2017 USD ($)	Dec. 31, 2017 USD ($)	Sep. 30, 2018 USD ($)	Apr. 06, 2018 USD ($)
Summary Of Significant Accounting Policies [Line Items]
Net unrealized gains (losses) on available-for-sale securities recorded in other comprehensive income (loss) before tax	$ (1,600,000)		$ 2,300,000		$ 0
Property and equipment, impairment losses recognized						$ 0
Number of operating segments | Segment			2
Foreign currency exchange gain (loss)	4,100,000	$ (2,300,000)	$ 500,000	$ (2,300,000)
Gain (loss) related to foreign currency translations	(2,711,000)	1,848,000	(2,980,000)	3,570,000
Accrued interest	0		0		0	0
Accrued penalties	0		0		$ 0	0
Provision for (benefit from) income taxes	83,000	$ 0	(251,000)	$ 0
Income tax provision (benefit) in other comprehensive loss related to unrealized gain on available-for-sale securities	300,000		$ (500,000)
Minimum
Summary Of Significant Accounting Policies [Line Items]
Percentage of income tax realized upon settlement			50.00%
Lab Equipment
Summary Of Significant Accounting Policies [Line Items]
Property and equipment, useful life			3 years		3 years
Computer Equipment
Summary Of Significant Accounting Policies [Line Items]
Property and equipment, useful life			3 years		3 years
Office Equipment
Summary Of Significant Accounting Policies [Line Items]
Property and equipment, useful life			3 years		3 years
Leasehold Improvements
Summary Of Significant Accounting Policies [Line Items]
Property and equipment, amortization description			the shorter of the useful life of the asset and the non-cancellable lease term
Other Assets
Summary Of Significant Accounting Policies [Line Items]
Security deposits for duration of lease contracts							$ 58,000
Accrued Expenses and Other Liabilities
Summary Of Significant Accounting Policies [Line Items]
Accrued income tax provision	$ 200,000		$ 200,000			$ 200,000